Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Cash flows from operating activities:
Income before income taxes	$ 417,274	$ 7,059,868	$ 5,292,825	$ 3,835,809
Adjustments for:
Depreciation and amortization	37,907	641,343	551,200	487,230
Major maintenance provision	20,592	348,397	472,077	512,653
Increase in allowance for doubtful accounts	341	5,767	4,711	646
Gain on sales of property and equipment	(31)	(525)	(40)	(1,520)
Present value of major maintenance provision	11,921	201,688	174,871	114,137
Interest income	(17,608)	(297,910)	(171,312)	(129,479)
Interest expense	63,110	1,067,752	759,231	402,538
Exchange differences	(63)	(1,069)	5,546	(84,916)
Profit (loss) after adjustments	533,443	9,025,311	7,089,109	5,137,098
(Increase) trade accounts receivable, net	(2,249)	(38,056)	(185,151)	(252,673)
Decrease (increase) recoverable tax	(7,461)	(126,233)	16,482	266,765
(increase) decrease of repayment for contractors, other accounts receivable and prepaid expenses	(3,759)	(63,573)	(215,713)	14,175
Increase (decrease) trade accounts payable	(4,310)	(72,922)	120,299	(32,374)
Increase (decrease) payable taxes and other accrued expenses	17,602	297,808	33,865	(98,515)
Income taxes paid	(142,185)	(2,405,634)	(1,721,967)	(491,542)
Increase (decrease) related parties, net	4,219	71,375	197,383	97,780
Major maintenance provision	(24,914)	(421,522)	(397,963)	(203,042)
Increase (decrease) guarantee deposits and labor obligations	4,031	68,193	48,992	9,172
Net cash flows from operating activities	374,417	6,334,747	4,985,336	4,446,844
Cash flows from investment activities:
Acquisition of property and equipment	(23,878)	(403,985)	(236,468)	(101,333)
Other non-current assets	(1,571)	(26,576)	(20,625)
Proceeds from sale of property and equipment	31	525	40	1,520
Acquisition of improvements in concessioned assets	(157,196)	(2,659,596)	(2,669,018)	(1,824,557)
Interest received	17,608	297,910	171,312	129,479
Net cash flows used by investing activities	(165,006)	(2,791,722)	(2,754,759)	(1,794,891)
Cash flow from financing activities:
Borrowings of long-term debt			1,200,000	2,700,000
Payment of long-term debt	(70,926)	(1,200,000)	(2,700,000)	(13,967)
Issuance of debt securities	189,136	3,200,000	4,000,000	3,500,000
Amortization of debt securities	(88,658)	(1,500,000)		(3,000,000)
Debt issuance cost	(629)	(10,640)	(14,076)	(12,859)
Repurchase of shares				(474,852)
Loans obtained from related parties	5,792	98,000	39,200
Loan payments to related parties				(7,350)
Interest paid	(64,597)	(1,092,918)	(731,915)	(364,324)
Dividends paid	(220,938)	(3,738,054)	(6,615,798)	(1,979,790)
Financial leases payments	(3,474)	(58,780)	(53,185)	(54,589)
Net cash used by financing activities	(254,294)	(4,302,392)	(4,875,774)	292,269
Net (decrease) increase in cash and cash equivalents	(44,883)	(759,367)	(2,645,197)	2,944,222
Effects of exchange rate changes on the foreign currency cash balance	(47)	(797)	(5,547)	84,138
Cash and cash equivalents at the beginning of the year cash balance	197,200	3,336,420	5,987,164	2,958,804
Cash and cash equivalents at the end of the year	152,270	2,576,256	3,336,420	5,987,164
Noncash investing activities which are not reflected in the consolidated statements of cash flows:
Acquisition of property, leasehold improvements and equipment, including finance leases			137
Acquisition of improvements in concessioned assets	$ 6,114	$ 103,436	$ 64,615	$ 58,925